36. Equity (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureEquityLineItems [Line Items]
Net income (loss) attributable to shareholders of Petrobras		$ 1,141	$ 10,151	$ 7,173
Continuing operations		$ 1,141	7,660	6,572
Discontinued operations			$ 2,491	$ 601
Weighted average number of outstanding shares		13,044,201,261	13,044,201,261	13,044,201,261
Basic and diluted earnings (losses) per share - in U.S. dollars		$ 0.09	$ 0.78	$ 0.55
Continuing operations		0.09	0.59	0.50
Discontinued operations			0.19	0.05
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars	[1]	0.18	1.56	1.10
Continuing operations		0.18	1.17	1.00
Discontinued operations			$ 0.39	$ 0.10
Common shares [member]
DisclosureEquityLineItems [Line Items]
Net income (loss) attributable to shareholders of Petrobras		$ 651	$ 5,791	$ 4,093
Continuing operations		651	4,370	3,750
Discontinued operations			$ 1,421	$ 343
Weighted average number of outstanding shares		7,442,231,382	7,442,231,382	7,442,231,382
Basic and diluted earnings (losses) per share - in U.S. dollars		$ 0.09	$ 0.78	$ 0.55
Continuing operations		0.09	0.59	0.50
Discontinued operations			0.19	0.05
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars	[1]	0.18	1.56	1.10
Continuing operations		0.18	1.17	1.00
Discontinued operations			$ 0.39	$ 0.10
Preference shares [member]
DisclosureEquityLineItems [Line Items]
Net income (loss) attributable to shareholders of Petrobras		$ 490	$ 4,360	$ 3,080
Continuing operations		490	3,290	2,822
Discontinued operations			$ 1,070	$ 258
Weighted average number of outstanding shares		5,601,969,879	5,601,969,879	5,601,969,879
Basic and diluted earnings (losses) per share - in U.S. dollars		$ 0.09	$ 0.78	$ 0.55
Continuing operations		0.09	0.59	0.50
Discontinued operations			0.19	0.05
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars	[1]	0.18	1.56	1.10
Continuing operations		0.18	1.17	1.00
Discontinued operations			$ 0.39	$ 0.10

[1]	Petrobras' ADSs are equivalent to two shares.